Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income (loss)	$ 2,605,517	$ (15,445,859)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Deferred tax expense	5,723,687	3,031,244
Depreciation and amortization	1,880,160	1,506,006
Impairment loss on goodwill	5,197,438
Provision for contingent liabilities	(685,000)
Provision for expected credit losses	111,142	258,665
Share-based compensation	34,336,772	35,038,447
Unrealized foreign exchange gain	2,576,595	(1,542,302)
Write-off of deferred equity offering costs		7,603,867
Net effect of changes in assets and liabilities:
Net receivables from brokers, dealers and clearing organizations	(148,031,798)	(43,721,591)
Net customer receivables and customer payables	(88,676,090)	311,899,108
Customer-held fractional shares	(51,492,774)	(19,204,083)
Prepaid expenses and other current assets	(10,332,667)	(1,593,216)
Operating lease right-of-use assets	343,021	2,101,723
Accrued expenses and other current liabilities	(3,047,510)	(5,446,577)
Operating lease liabilities-current	(113,875)	(1,603,447)
Operating lease liabilities-non-current	(1,297,035)	(820,132)
Net cash (used in) provided by operating activities	(250,902,417)	272,061,853
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(6,753,631)	(402,315)
Investment in limited liability company units		(1,000,000)
Net cash used in investing activities	(6,753,631)	(1,402,315)
Cash flows from financing activities:
Payment made on prepaid written put options	(10,000,000)
Proceeds from exercise of options	683,249
Proceeds from incentive warrants exercised		168,270,630
Proceeds from public warrants exercised		9,252,946
Borrowing from revolving credit agreement	17,525,173	30,000,000
Principal payments made on revolving credit agreement		(30,000,000)
Principal payments made on unsecured promissory notes	(15,000,000)
Principal payments made on insurance premium financing agreement		(470,751)
Repurchase of ordinary shares	(10,985,121)
Net cash (used in) provided by financing activities	(17,776,699)	177,052,825
Net decrease in cash, cash equivalents and segregated cash	(275,432,747)	447,712,363
Effect of exchange rate changes	10,815,069	9,523,889
Cash, cash equivalents and segregated cash at beginning of the period	2,190,308,181	1,209,960,161
Cash, cash equivalents, segregated cash and at end of the period	1,925,690,503	1,667,196,413
Cash, cash equivalents and segregated cash
Cash and cash equivalents	701,621,304	476,682,552
Segregated cash	1,224,069,199	1,190,513,861
Cash, cash equivalents and segregated cash at end of the period	1,925,690,503	1,667,196,413
Non-cash financing activities
Equity issuance costs offset against offering proceeds		430,066
Insurance premium financing agreement		2,166,090
Ordinary share warrants issued to preferred shareholders		15,600,000
Ordinary shares issued to preferred shareholders		513,080,828
Ordinary shares issued to settle accounts payable		1,443,000
Preferred shares redemption value accretion		21,702,737
Promissory notes issued to repurchase preferred shares		100,000,000
Reclassification of repurchased preferred shares’ excess carrying value from mezzanine equity to shareholders’ equity		38,093,537
Reclassification of mezzanine equity to shareholders’ equity from conversion of redeemable preferred shares		2,745,357,933
Supplemental disclosure:
Income taxes paid	6,084,796	6,281,913
Interest paid	$ 2,243,322	$ 233,350